UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oracle Investment Management, Inc.
Address: 200 Greenwich Avenue
         Greenwich, CT  06830

13F File Number:  028-05592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aileen K. Wiate
Title:     CFO
Phone:     (203) 862-7900

Signature, Place, and Date of Signing:

  /s/ Aileen K. Wiate     Greenwich, CT     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $559,895,644

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCELR8 TECHNOLOGY INC                          004304200 28882438  3972825 SH       SOLE                  3972825        0        0
ACCURAY INC                    COM              004397105 13309492  2868425 SH       SOLE                  2868425        0        0
ACHILLION PHARMACEUTICALS IN   COM              00448Q201  5756599   657897 SH       SOLE                   657897        0        0
ACORDA THERAPEUTICS INC        COM              00484M106 63946870  1996468 SH       SOLE                  1996468        0        0
AGENUS INC                                      00847G101  4323509  1111442 SH       SOLE                  1111442        0        0
BIOGEN IDEC INC                COM              09062X103  2234947    11603 SH       SOLE                    11603        0        0
ELAN PLC                       ADR              284131208  3245000   275000 SH       SOLE                   275000        0        0
GENTIVA HEALTH SERVICES INC    COM              37247A102 16160893  1493613 SH       SOLE                  1493613        0        0
GTX INC DEL                    COM              40052B108 16683012  4020003 SH       SOLE                  4020003        0        0
HANSEN MEDICAL INC             COM              411307101 16639289  8278253 SH       SOLE                  8278253        0        0
HEARTWARE INTL INC             COM              422368100  8840600   100000 SH       SOLE                   100000        0        0
IRONWOOD PHARMACEUTICALS INC   COM CL A         46333X108 19857839  1086018 SH       SOLE                  1086018        0        0
KINDRED HEALTHCARE INC         COM              494580103  1400490   133000 SH       SOLE                   133000        0        0
LADENBURG THALMAN FIN SVCS I   COM              50575Q102   276969   166849 SH       SOLE                   166849        0        0
MAKO SURGICAL CORP             COM              560879108 11189170  1003513 SH       SOLE                  1003513        0        0
METABOLIX INC                  COM              591018809  3034371  1658126 SH       SOLE                  1658126        0        0
NXSTAGE MEDICAL INC            COM              67072V103 12169315  1078840 SH       SOLE                  1078840        0        0
OPKO HEALTH INC                COM              68375N103 38587138  5057292 SH       SOLE                  5057292        0        0
PACIFIC BIOSCIENCES CALIF IN   COM              69404D108  4643850  1865000 SH       SOLE                  1865000        0        0
QUIDEL CORP                    COM              74838J101 77936979  3281557 SH       SOLE                  3281557        0        0
TENET HEALTHCARE CORP                           88033G100132423847  2783183 SH       SOLE                  2783183        0        0
TESARO INC                     COM              881569107 14869445   677112 SH       SOLE                   677115        0        0
THORATEC CORP                  COM NEW          885175307 55772613  1487349 SH       SOLE                  1487349        0        0
TRANSITION THERAPEUTICS INC    COM NEW          893716209  7710969  3586497 SH       SOLE                  3586497        0        0